10. ACCOUNTS PAYABLE (Details Narrative) - USD ($)	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Notes to Financial Statements
Accounts payable	$ 1,298,278	$ 1,512,617	$ 2,156,646